Purchases and sales of subsidiaries, joint ventures, associates and other interests in businesses - Additional information (Detail) - USD ($) $ in Millions			11 Months Ended
	Nov. 18, 2021	Jul. 16, 2019	Nov. 17, 2021	Dec. 21, 2021
Rossing Uranium Limited | Discontinued operations
Disclosure Of Acquisitions And Disposals [Line Items]
Proportion of ownership interest disposed		68.62%
Disposal amount		$ 6.5
Cash consideration for disposal		118.0
Losses on disposals of investments		289.0
Cumulative currency translation losses from recycled currency translation reserves		$ 212.0
Rincon
Disclosure Of Acquisitions And Disposals [Line Items]
Contractual commitments for acquisition of assets				$ 825.0
Diavik
Disclosure Of Acquisitions And Disposals [Line Items]
Proportion of ownership interest in joint venture, acquired	40.00%
Proportion of ownership interest in joint venture (%)	60.00%		60.00%
Proportion receivable or contingent asset percent	40.00%